Capital and reserves - Follow-On Offering on Nasdaq Global Market (Narrative) (Details)												1 Months Ended		12 Months Ended
	Nov. 30, 2018 CHF (SFr)	Jul. 17, 2018 CHF (SFr) SFr / shares shares	May 02, 2018 USD ($)	Mar. 13, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 CHF (SFr) SFr / shares shares	Oct. 16, 2017 USD ($) shares	Oct. 16, 2017 CHF (SFr) shares	Oct. 10, 2017 USD ($) shares	Oct. 10, 2017 CHF (SFr)	Feb. 21, 2017 USD ($)	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares													SFr 0.02	SFr 0.02	SFr 0.40
Common shares outstanding (in shares) | shares													35,516,785	35,516,785	48,373,890	34,329,704
Adjustments of transaction costs		SFr 851,692
Finance costs														SFr 2,313,115	SFr 4,377,667	SFr 1,772,594
Transaction costs recognized in equity														1,259,587	521,515
Transaction costs recognized in profit or loss														520,125	SFr 1,026,766	0
Share issue related cost																SFr 1,862
Commitment Purchase Agreement
Disclosure of classes of share capital [line items]
Purchase common shares fair value | $			$ 10,000,000
Agreement term			30 months
2017 Commitment Purchas Agreement
Disclosure of classes of share capital [line items]
Maximum subscribe of common shares														SFr 13,500,000
Number of shares issued (in shares) | shares													2,600,000	2,600,000
Proceeds from issue of ordinary shares														SFr 1,700,000
2018 Commitment Purchase Agreement
Disclosure of classes of share capital [line items]
Common shares issued (in shares) | shares														1,750,000
Proceeds from issue of ordinary shares														SFr 1,000,000.0
Transaction costs														349,907
Non-current derivative financial assets													SFr 252,351	252,351
Finance costs														SFr 97,556
Public offering
Disclosure of classes of share capital [line items]
Gross proceeds										$ 10,000,000	SFr 9,998,305
Transaction costs recognized in equity											397,685
Transaction costs recognized in profit or loss											SFr 506,234
Conversion ratio										0.70	0.70
Share issue related cost											SFr 903,919
Ordinary shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares													SFr 0.02	SFr 0.02	SFr 0.40	SFr 0.40
Common shares outstanding (in shares) | shares		742,833											710,335.70	710,335.70	19,349,556
Number of shares issued (in shares) | shares													35,516,785	35,516,785	48,373,890
Ordinary shares | A.G.P Sales Agreement
Disclosure of classes of share capital [line items]
Maximum subscribe of common shares	SFr 25,000,000.0
Number of shares issued (in shares) | shares													2,595,814	2,595,814
Gross proceeds | $												$ 1,300,000.0
Ordinary shares | Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares													616,740	616,740
Gross proceeds													SFr 350,486
Ordinary shares | FiveT Capital AG
Disclosure of classes of share capital [line items]
Gross proceeds														SFr 1,600,000.0
Common shares issued (in shares) | shares														3,315,000
Ordinary shares | Commitment Purchase Agreement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						1,744,186	1,744,186	2,300,000
Gross proceeds						$ 1,500,000	SFr 1,446,150	$ 1,630,415	SFr 1,594,611
Agreement term								30 months	30 months
Share subscription agreement, subscription amount | $								$ 13,500,000
Transaction costs recognized in equity							SFr 63,056		SFr 25,701
Transaction costs recognized in profit or loss									265,205
Commitment fee								$ 300,000	290,400
Commitment fee related to cash proceeds from issue of shares									35,073
Derecognition of commitment fee									SFr 255,327
Ordinary shares | Public offering
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares											SFr 0.40
Number of shares issued (in shares) | shares											10,000,000
Gross proceeds											SFr 4,906,488
Series A Warrants
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares		SFr 0.02
Number of shares issued (in shares) | shares		6,282,051
Gross proceeds														SFr 1,132,762
Common shares issued (in shares) | shares		17,948,717												2,904,518
Nominal value per share (in CHF per share) | SFr / shares		SFr 0.35
Series B Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		4,487,178
Gross proceeds														SFr 1,117,125
Common shares issued (in shares) | shares														2,864,422
Nominal value per share (in CHF per share) | SFr / shares		SFr 0.25
Warrants
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares		SFr 0.39
Common shares outstanding (in shares) | shares		108,809
Equity Offerings
Disclosure of classes of share capital [line items]
Gross proceeds		SFr 6,200,000.0
Warrants
Disclosure of classes of share capital [line items]
Nominal value per share (in CHF per share) | SFr / shares					SFr 0.40
Proceeds from issue of ordinary shares					SFr 4,500,000
Transaction costs				SFr 654,985
Finance costs				SFr 313,760
Issuance initial public offering (in shares) | shares					12,499,999
Warrants outstanding (in shares) | shares					7,499,999
Number of common shares exercisable through warrants, up to (in shares) | shares				750,002
Exercise price of warrants (in CHF per share) | SFr / shares				SFr 5.00
Issuance of common shares, transaction costs				SFr 341,226
Warrants | Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares											10,000,000
Gross proceeds											SFr 5,091,817